SHARE-BASED COMPENSATION - Stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Granted	41,736
Share options
Number of Options
Outstanding as of beginning		1,982,561	3,395,898	1,335,794
Granted		1,698,667	41,736	2,807,381
Exercised		(31,500)	(706,406)	(727,676)
Forfeited or expired		(73,325)	(748,667)	(19,601)
Outstanding Options, ending		3,576,403	1,982,561	3,395,898	1,335,794
Vested and Expected to Vest Options as of December 31, 2022		979,740
Exercisable Options as of December 31, 2022		597,068
Weighted Average Exercise Price
Outstanding as of beginning		$ 0.4626	$ 0.3832	$ 0.1191
Granted		6.0	4.2254	0.4386
Exercised		0.1191	0.3289	0.1191
Forfeited or expired		2.6508	0.4386	0.1191
Outstanding Options, ending		3.0508	0.4626	0.3832	$ 0.1191
Vested and Expected to Vest Options as of December 31, 2022		2.6764
Exercisable Options as of December 31, 2022		2.7988
Weighted Average Grant Date Fair Value
Outstanding as of beginning		2.2571	2.2946	2.4720
Granted		2.1191	0.4626	2.2574
Exercised		2.4720	2.3311	2.4720
Forfeited or expired		2.1867	2.2574	2.4733
Outstanding Options, ending		2.2782	$ 2.2571	$ 2.2946	$ 2.4720
Vested and Expected to Vest Options as of December 31, 2022		2.2713
Exercisable Options as of December 31, 2022		$ 2.2703
Weighted Average Remaining Term (Years)
Outstanding Options		8 years 5 months 4 days	8 years 9 months 25 days	9 years 9 months 18 days	9 years 11 months 15 days
Vested and Expected to Vest Options as of December 31, 2022		8 years 4 months 24 days
Exercisable Options as of December 31, 2022		8 years 4 months 13 days
Aggregate Intrinsic Value
Outstanding Options		$ 10,473	$ 4,480	$ 7,834	$ 3,301
Vested and Expected to Vest Options as of December 31, 2022		3,256
Exercisable Options as of December 31, 2022		$ 1,874